SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)							9 Months Ended	12 Months Ended
	Dec. 29, 2022	Dec. 29, 2022	Dec. 22, 2022	Dec. 22, 2022	Jul. 11, 2022	Feb. 07, 2022	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 21, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized							2,000,000	2,000,000	2,000,000
Preferred stock par or stated value per share							$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued							0	0	0
Preferred stock, shares outstanding							0	0	0
Common stock, shares authorized							200,000,000	200,000,000	200,000,000
Common stock par or stated value per share							$ 0.0001	$ 0.0001	$ 0.0001
Deferred offering costs								$ 629,929
Number of shares issued, price per share										$ 10.71
Proceeds from issuance of private placement									$ 3,900,000
Common stock, shares issued							2,280,500	2,280,500	2,280,500
Common stock, shares outstanding							2,280,500	2,280,500	2,280,500
Temproary equity, redemption shares							4,725,829	4,725,829	6,900,000
Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock, number of shares issued	40,500	40,500
Aggregate purchase price		$ 405,000
Number of shares issued, price per share	$ 10.00	$ 10.00
Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock, number of shares issued			390,000	390,000			390,000	390,000
Number of shares issued, price per share			$ 10.00	$ 10.00
Proceeds from issuance of private placement			$ 3,900,000	$ 3,900,000
Founder Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Deferred offering costs						$ 25,000
Founder Shares [Member] | Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares subject to forfeiture to underwriters						225,000
Founder Shares [Member] | Over-Allotment Option [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares subject to forfeiture to underwriters						225,000
EBC Founder Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock, number of shares issued					125,000
Aggregate purchase price					$ 1,750
Number of shares issued, price per share					$ 0.014
Estimated fair value					$ 1,812
EBC Founder Shares [Member] | Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock, number of shares issued	2,596	2,596
EBC Founder Shares [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock, number of shares issued			25,000	25,000
Sponsor [Member] | Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock, number of shares issued	37,904	37,904
Sponsor [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock, number of shares issued			365,000	365,000
Common Stock [Member] | Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares subject to forfeiture to underwriters						225,000
Common Stock [Member] | Over-Allotment Option [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares subject to forfeiture to underwriters						225,000
Common Stock [Member] | Founder Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock, number of shares issued						1,725,000
Percentage of common stock issued and outstanding						20.00%
Common Stock [Member] | EBC Founder Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock, number of shares issued					125,000
Aggregate purchase price					$ 1,750